Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-Based Compensation Expense Included in Consolidated Statement of Income and Comprehensive Income	Total stock-based compensation expense included in the Consolidated Statement of Income and Comprehensive Income was as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Equity-based awards	$34,482	$29,401	$26,567
Liability-based awards	4,128	2,517	6,014
Total stock-based compensation	38,610	31,918	32,581
Less tax benefit	(7,305)	(6,556)	(5,659)
Total stock-based compensation, net of tax	$31,305	$25,362	$26,922

SSAR's and Stock Option Activity
SSARs and options activity was as follows:

(SHARE AMOUNTS IN THOUSANDS)	Shares Subject to SSARs/Options	Weighted Average Exercise Price	SSARs/ Options Exercisable
December 31, 2018	12	$117.21	4
Granted	6	137.82
Exercised	(3)	60.39
Canceled	—	—
December 31, 2019	15	$138.73	1

SSAR's and Stock Option Outstanding
SSARs and options outstanding at December 31, 2019 was as follows:

Price Range	Number Outstanding (in thousands)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Over $115	15	5.68	$138.73	$—

SSAR's and Stock Option Exercisable
SSARs and options exercisable as of December 31, 2019 was as follows:

Price Range	Number Exercisable (in thousands)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Over $115	1	2.34	$118.10	$2

RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU, PRS and Cash RSU Activity
RSU activity was as follows:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value Per Share
December 31, 2018	448	$125.99
Granted	230	128.98
Vested	(164)	116.80
Forfeited	(17)	130.85
December 31, 2019	497	$130.24

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU, PRS and Cash RSU Activity
The following table summarizes the Company's PRSU activity for the years ended December 31, 2019, 2018 and 2017:

(DOLLARS IN MILLIONS)	Issued Shares	Aggregate Purchase Price	Covered Shares
2019	61,991	$8.5	30,996
2018	66,674	9.3	33,337
2017	41,801	5.8	20,901
PRSU activity was as follows:

(SHARE AMOUNTS IN THOUSANDS)	Number of Shares	Weighted Average Grant Date Fair Value Per Share
December 31, 2018	162	$132.96
Granted	62	137.82
Vested	(54)	119.81
Forfeited	(2)	138.97
December 31, 2019	168	$138.96

Cash RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU, PRS and Cash RSU Activity
Cash RSU activity was as follows:

(SHARE AMOUNTS IN THOUSANDS)	Cash RSUs	Weighted Average Fair Value Per Share
December 31, 2018	92	$132.23
Granted	37	126.35
Vested	(32)	134.68
Forfeited	(2)	132.32
December 31, 2019	95	$126.35